Property and Equipment, net (Tables)	12 Months Ended
Dec. 31, 2024
Property and Equipment, net [Abstract]
Schedule of Property and Equipment

Property and
Equipment
Accumulated
Depreciation
Net Book
Value
Balance, December 31, 2022 $ 28,936 $ (5,973) $ 22,963
- Additions in property and equipment
2,006 -
2,006
- Depreciation for the year - (687) (687)
Balance, December 31, 2023 $ 30,942 $ (6,660) $ 24,282
- Additions in property and equipment 3,718 - 3,718
- Depreciation for the year - (825) (825)
Balance, December 31, 2024 $ 34,660 $ (7,485) $ 27,175